BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED DECEMBER 23, 2024
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 29, 2024, AS SUPPLEMENTED
T. Rowe Price Mid Cap Growth Portfolio
Effective January 1, 2025 (“Effective Date”), Donald J. Easley and Ashley R. Woodruff will serve as portfolio managers of T. Rowe Price Mid Cap Growth Portfolio (the “Portfolio”). As of September 30, 2024, Mr. Easley and Ms. Woodruff did not beneficially own any equity securities of the Portfolio. The following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.
As of the Effective Date, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
Brian W.H. Berghuis, Co-Chair of the T. Rowe Price Mid-Cap Growth Fund Investment Advisory committee, has managed the Portfolio since 2003. Donald J. Easley, Co-Chair of the T. Rowe Price Mid-Cap Growth Fund Investment Advisory committee, has managed the Portfolio since January 2025. Ashley R. Woodruff, Co-Chair of the T. Rowe Price Mid-Cap Growth Fund Investment Advisory committee, has managed the Portfolio since January 2025.
As of the Effective Date, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the last paragraph of the section is deleted in its entirety and replaced with the following:
The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W.H. Berghuis, Donald J. Easley, and Ashley R. Woodruff act as Co-Chairs of the Committee. The Committee Co-Chairs have day-to-day responsibility for managing the Portfolio and work with the Committee in developing and executing the Portfolio’s investment program. Mr. Berghuis has been a chairman of the T. Rowe Price Mid-Cap Growth Fund’s Investment Advisory committee since 1992. Mr. Berghuis joined T. Rowe Price in 1985 and his investment experience dates from 1983. Donald J. Easley and Ashley R. Woodruff have been Co-Chairs of the T. Rowe Price Mid-Cap Growth Fund’s Investment Advisory Committee since January 2025. Mr. Easley joined T. Rowe Price in 2000 and his investment experience dates from 1999. Ms. Woodruff worked for T. Rowe Price from 2007 to 2013 and rejoined T. Rowe Price in 2018. Ms. Woodruff’s investment experience dates from 2001.
As of the Effective Date, in the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the following information with respect to Mr. Easley and Ms. Woodruff are added immediately following the information included therein with respect to Mr. Berghuis:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Donald J. Easley[2], T. Rowe Price Mid Cap Growth Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
Ashley R. Woodruff[2], T. Rowe Price Mid Cap Growth Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

2Other accounts managed information is as of September 30, 2024.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE